Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Cash and cash equivalents	839,534	1,181,479	185,400
Restricted cash	3,585	510	80
Short-term investments	75,000	9,662	1,516
Accounts receivable, net	133,956	475,652	74,640
Amounts due from related parties, net	350,879	276,744	43,427
Loans receivables, net	104,673	50,884	7,985
Other current assets	31,613	53,247	8,356
Long-term investments	280,624	300,720	47,190
Investment in affiliates	740,452	854,138	134,033
Property and equipment, net	18,134	43,971	6,900
Operating lease right-of-use assets, net	19,010	15,031	2,359
Deferred tax assets	41,149	63,312	9,935
Other non-current assets	14,519	7,620	1,196
Total assets	2,653,128	3,332,970	523,017
Accrued payroll and welfare expenses	166,411	381,653	59,890
Income tax payable	99,889	149,226	23,417
Amounts due to the Group’s subsidiaries*	143,454	179,325	28,140
Deferred revenue	8,016	6,721	1,055
Other current liabilities	171,753	238,738	37,463
Deferred tax liabilities	3,070	254	40
Other non-current liabilities	—	53,119	8,336
Operating lease liabilities, non-current	20,123	15,512	2,434
Total liabilities	612,716	1,024,548	160,775

*Amounts due to the Group’s subsidiaries are eliminated in the process of preparing the consolidated balance sheets.

	Years Ended December 31,
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	71,528	161,272	552,761	86,740
Recurring service fees	3,032	—	50,817	7,974
Other service fees	124,837	84,752	69,951	10,977
Total revenues from others	199,397	246,024	673,529	105,691
Revenues from funds Gopher manages
One-time commissions	3,660	36,290	86,801	13,621
Recurring service fees	615,999	569,154	588,337	92,323
Performance-based income	53,010	133,276	165,791	26,016
Total revenues from funds Gopher manages	672,669	738,720	840,929	131,960
Total revenues(1)	872,066	984,744	1,514,458	237,651
Less: VAT related surcharges	(4,916)	(6,155)	(9,350)	(1,467)
Net revenues	867,150	978,589	1,505,108	236,184
Total operating cost and expenses(2)	(565,203)	(524,913)	(867,215)	(136,085)
Total other income	51,370	68,444	23,868	3,745
Net income	289,514	393,299	616,421	96,729
Net income attributable to Noah Holdings Limited shareholders	278,827	393,508	621,010	97,449
Cash flows provided by (used in) operating activities(3)	761,312	(409,359)	562,400	88,253
Cash flows (used in) provided by investing activities	(345,092)	357,026	(207,114)	(32,501)
Cash flows provided (used in) by financing activities	20,670	—	(16,416)	(2,576)
(1)	The total revenues include intragroup transactions amounted to RMB50,670, RMB43,101 and RMB38,399 for the years ended December 31, 2019, 2020 and 2021, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(2)	The total operating cost and expenses include intragroup transactions amounted to RMB184,712, RMB141,702 and RMB186,962 for the years ended December 31, 2019, 2020 and 2021, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(3)	Cash flows provided by operating activities in 2019, 2020 and 2021 include amounts due to the Group’s subsidiaries of RMB583,347, RMB143,454 and RMB179,325 (US$28,140).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties	47,024	40,401	6,340
Investments	599,328	497,154	78,014
Maximum exposure to loss in non-consolidated VIEs	646,352	537,555	84,354

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net income (loss) attributable to Noah Holdings Limited shareholders	829,151	(745,225)	1,314,131	206,215
Transfers from (to) the non-controlling interests:
Increase (decrease) in Noah’s equity by acquiring equity interests from non-controlling interests	—	373	(187,090)	(29,359)
Increase in Noah’s equity from divestment of non-controlling interests	—	—	3,547	557
Increase in Noah’s capital from contribution of non-controlling interests	17,640	—	15,689	2,462
Net transfers from (to) non-controlling interests	17,640	373	(167,854)	(26,340)
Change from net income (loss) attributable to Noah Holdings Limited shareholders and transfers from (to) non-controlling interests	846,791	(744,852)	1,146,277	179,875

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Buildings	30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Consideration
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and Variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed
Investor education services	Point in time	Typically paid at the beginning of each course	Fixed

Schedule of Disaggregation of Revenue

	Year Ended December 31, 2019
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	928,061	3,607	—	931,668
Recurring service fees	1,155,450	690,015	—	1,845,465
Performance-based income	23,430	89,655	—	113,085
Other service fees	222,912	4,274	295,772	522,958
Lending services	91,164	—	285,473	376,637
Other services(1)	131,748	4,274	10,299	146,321
Total revenues	2,329,853	787,551	295,772	3,413,176

	Year Ended December 31, 2020
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	766,246	42,591	—	808,837
Recurring service fees	1,284,447	645,752	—	1,930,199
Performance-based income	205,305	184,220	—	389,525
Other service fees	123,458	7,451	65,242	196,151
Lending services	13,530	—	65,242	78,772
Other services(1)	109,928	7,451	—	117,379
Total revenues	2,379,456	880,014	65,242	3,324,712

	Year Ended December 31, 2021
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,180,900	90,516	—	1,271,416
Recurring service fees	1,469,600	639,409	—	2,109,009
Performance-based income	469,121	315,072	—	784,193
Other service fees	92,352	1,390	68,240	161,982
Lending services	4,471	—	35,755	40,226
Other services(1)	87,881	1,390	32,485	121,756
Total revenues	3,211,973	1,046,387	68,240	4,326,600
(1)	The Group also provides other services including education services, family trust and other services.

Schedule of Changes in Reserve for Allowances for Doubtful Accounts

	(Amounts in thousands)
	Amounts due	Accounts	Loan receivables	Other financial
	from related parties	receivable	from factoring business	receivables
	RMB	RMB	RMB	RMB
Balance at beginning of 2019	—	—	—	—
Provisions	14,602	11,858	82,000	16,912
Write off	(14,602)	(11,858)	(82,000)	(16,912)
Balance at end of 2019	—	—	—	—
Provisions	4,006	29	—	—
Write off	—	(29)	—	—
Balance at end of 2020	4,006	—	—	—
Provisions	26,122	458	—	4,000
Write off	—	—	—	—
Balance at end of 2021	30,128	458	—	4,000